                             NEUBERGER BERMAN [logo]

Neuberger Berman
INCOME TRUST-R-
---------------------------------------------

Limited Maturity Bond Trust
                           SEMI-ANNUAL REPORT
                           APRIL 30, 1999

TABLE OF CONTENTS

    THE TRUST

    PRESIDENT'S LETTER                             A-4

    PERFORMANCE HIGHLIGHTS                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA                               B-8

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS                        C-1

    FINANCIAL STATEMENTS                           C-9

    FINANCIAL HIGHLIGHTS                          C-16

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

   The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

PRESIDENT'S LETTER                                                 June 16, 1999

Dear Shareholder,
  After the extreme volatility of late summer 1998, bonds entered a period of relative peace and quiet in first half fiscal year 1999 (ending April 30). Our portfolios performed to our expectations -- helping to preserve principal in a moderately rising interest rate environment. Our sector weighting decisions, security selection, and trend following duration discipline, all worked in our favor.
  We adjust sector weightings based on where we see the best value. This led us to increase Limited Maturity Bond Portfolio's allocation to mortgage securities and U.S. Agency obligations, and to gravitate to more attractively priced securities within the corporate sector. Concurrently, we reduced our exposure to Treasuries, which we believed had become overvalued during investors' "flight to quality" in third quarter 1998. This strategic decision paid off, with all major sectors outperforming Treasuries over this reporting period. Security selection also contributed to results, most notably in the high yield market where we earned generous returns from our investments in telecommunications industry leaders.
  We adjust portfolio duration (a traditional barometer of interest rate risk) in response to changing interest rate trends, rather than interest rate forecasts. Following the global economic turmoil of third quarter 1998, the strong consensus was that the U.S. economy would decelerate and interest rates would decline. Investors swayed by this consensus viewpoint extended portfolio duration in an attempt to maximize returns. When the economy continued to grow much faster than anticipated and interest rates drifted higher, this strategy was counter-productive. Our trend following duration management -- adjusting duration according to what is happening in the market rather than speculating on what will happen -- once again helped us reduce risk to shareholder assets during a period in which interest rates defied consensus forecasts.
  In closing, bonds have been catching their breath following last year's robust rally. This gave us the opportunity to demonstrate how our philosophy and portfolio management strategies add value to the fixed income investment process. Looking ahead, we will continue to remain focused on relative value in different sectors of the market, work hard to identify individual securities with the best risk/reward characteristics, and monitor interest rate trends and adjust portfolio durations accordingly. We are confident that we can continue to invest the assets you have entrusted to us using a low-risk approach, while also providing the opportunity to enhance those assets.

  LIMITED MATURITY BOND TRUST At the beginning of this reporting period, the "flight to quality" had propelled U.S. Treasury securities prices to what we believed were unsustainable levels. This prompted us to begin reducing our exposure to Treasuries and to start gravitating to U.S. Agency issues and mortgage pass-through securities with comparable credit quality and higher yields. Treasuries were cut from 10.4% of the portfolio's assets at year-end 1998 to just 3.4% at the close of the first half of fiscal 1999. Our mortgage commitment rose from 7.6% to 23% of assets, and the Agency position increased modestly. This strategy worked to our advantage, with mortgage securities, U.S. Agencies, and corporates all outperforming Treasuries in first half fiscal 1999.
  We also took advantage of value-oriented opportunities in lower rated corporates and mortgage-backed securities. When it became clear that the global economic crisis was not as severe as first anticipated, higher credit quality securities were the first to recover. This led us to selective BB and B rated credits with materially higher yields. Due to our increased allocation to AAA rated government agency mortgages, we were able to be opportunistic in lower rated securities and still maintain the portfolio's high credit quality rating.
  Security selection also helped buoy returns. Our financial service investments did well, with good earnings gains and consolidation in the industry leading to good relative performance. Our media, cable television, and telecommunications investments also contributed to returns, reflecting strong cash flow and earnings growth in these industries. Most recently, our cyclical holdings in the oil and gas, chemical, and paper groups have come to life as commodities prices firmed.
  Looking ahead to the balance of 1999, we will likely maintain the portfolio's defensive posture as long as rates continue to drift higher. Although we have yet to see any convincing statistical evidence of renewed inflation, the surprising strength of the economy has our, and perhaps the Federal Reserve's, attention. If the Fed does raise rates and the market over-reacts, we may become more aggressive. In the interim, we will continue to maintain our current positioning, focusing on yield more than capital appreciation potential. Going forward, we believe this will continue to serve our shareholders well.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger Berman Income Trust

The composition and holdings of the portfolio are subject to change. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                    SIX MONTH                  AVERAGE ANNUAL
                                      PERIOD                  TOTAL RETURNS(1)
NEUBERGER BERMAN                      ENDED                 --------------------
INCOME TRUST                        4/30/99(1)    1 YR(1)     5 YR       10 YR
--------------------------------------------------------------------------------
LIMITED MATURITY BOND TRUST(2)        +1.39%      +3.52%     +5.63%     +6.70%

1) One-year and average annual total returns are for the periods ended April 30, 1999. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger Berman Limited Maturity Bond Trust ("Limited Maturity") commenced operations on August 30, 1993. The Fund has identical investment objectives and policies, and invests in the same Portfolio as the other fund ("Sister Fund") of a similar name, which is also administered by Neuberger Berman Management Inc. ("Management"). The performance information for the Fund prior to its commencement of operations is for the Sister Fund. Management voluntarily bears certain operating expenses in excess of 0.80% of the average daily net assets per annum of Limited Maturity. This arrangement can be terminated upon 60 days' prior written notice. Absent such reimbursement, the total returns for the above stated periods would have been less. The total returns for periods prior to the Fund's commencement of operations would have been lower had they reflected the higher expense ratio of the Fund as compared to the expense ratio of its Sister Fund.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                      April 30,
                                                         1999
(000'S OMITTED EXCEPT PER SHARE AMOUNT)              (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Portfolio, at value (Note A)    $      61,087
      Receivable for Trust shares sold                        353
      Receivable from administrator -- net (Note
        B)                                                      6
                                                           -------
                                                           61,446
                                                           -------
LIABILITIES
      Dividends payable                                       298
      Payable for Trust shares redeemed                       290
      Accrued expenses                                         94
                                                           -------
                                                              682
                                                           -------
NET ASSETS at value                                 $      60,764
                                                           -------

NET ASSETS consist of:
      Par value                                     $           7
      Paid-in capital in excess of par value               62,244
      Accumulated net realized losses on
        investment                                         (1,135)
      Net unrealized depreciation in value of
        investment                                           (352)
                                                           -------
NET ASSETS at value                                 $      60,764
                                                           -------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                         6,526
                                                           -------

NET ASSET VALUE, offering and redemption price per
  share                                                     $9.31
                                                           -------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                      For the
                                                     Six Months
                                                       Ended
                                                     April 30,
                                                        1999
(000'S OMITTED)                                     (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)       $     2,026
                                                          ------
    Expenses:
      Administration fee (Note B)                           155
      Shareholder reports                                    58
      Registration and filing fees                           30
      Shareholder servicing agent fees                       10
      Legal fees                                             10
      Custodian fees                                          5
      Auditing fees                                           2
      Trustees' fees and expenses                             2
      Miscellaneous                                           2
      Expenses from Portfolio (Notes A & B)                  97
                                                          ------
        Total expenses                                      371
      Expenses reimbursed by administrator and
        reduced by custodian fee expense offset
        arrangement (Note B)                               (122)
                                                          ------
        Total net expenses                                  249
                                                          ------
        Net investment income                             1,777
                                                          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM PORTFOLIO (NOTE A)
    Net realized loss on investment securities             (328)
    Net realized loss on financial futures
      contracts                                             (65)
    Net realized gain on foreign currency
      transactions                                           86
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts           (607)
                                                          ------
        Net loss on investments from Portfolio
          (Note A)                                         (914)
                                                          ------
        Net increase in net assets resulting from
          operations                                $       863
                                                          ------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1999         October 31,
(000'S OMITTED)                            (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      1,777    $      2,938
    Net realized loss on investments
      from Portfolio (Note A)                     (307)           (679)
    Change in net unrealized
      appreciation (depreciation) of
      investments from Portfolio (Note
      A)                                          (607)             (6)
                                          -----------------------------
    Net increase in net assets resulting
      from operations                              863           2,253
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (1,777)         (2,948)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                   12,368          32,828
    Proceeds received in connection with
      merger (Note D)                               --           7,929
    Proceeds from reinvestment of
      dividends                                  1,772           2,944
    Payments for shares redeemed               (12,883)        (19,981)
                                          -----------------------------
    Net increase from Trust share
      transactions                               1,257          23,720
                                          -----------------------------
NET INCREASE IN NET ASSETS                         343          23,025
NET ASSETS:
    Beginning of period                         60,421          37,396
                                          -----------------------------
    End of period                         $     60,764    $     60,421
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                         1,318           3,447
    Issued in connection with merger
      (Note D)                                      --             830
    Issued on reinvestment of dividends            189             309
    Redeemed                                    (1,376)         (2,098)
                                          -----------------------------
    Net increase in shares outstanding             131           2,488
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Limited Maturity Bond Trust (the "Fund") is a separate operating series of Neuberger Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      If additional series of the Trust are established, the assets of each Fund would belong only to that Fund, and the liabilities of each Fund would be borne solely by that Fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in Neuberger Berman Limited Maturity Bond Portfolio of Income Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (19.11% at April 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($86, $11,896, $24,346, $97,541, $48,668, and $580,400 expiring in 2001,
   2002, 2003, 2004, 2005, and 2006, respectively, determined as of October 31,
   1998), it is the policy of the Fund not to distribute such gains. The capital loss carryforwards shown above for the Fund include $26,716 expiring in 2004, which was acquired on February 27, 1998, in the merger with Neuberger Berman Ultra Short Bond Trust ("Ultra Short"). The use of these losses to offset future gains may be limited in a given year.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.50% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata portion of the Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.80% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended April 30, 1999, such excess expenses amounted to $122,392.

   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $133.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1999, additions and reductions in the Fund's investment in the Portfolio amounted to $7,307,000 and $7,994,000, respectively.

NOTE D -- MERGER:
   On February 27, 1998, the Fund acquired all of the net assets of Ultra Short pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. The merger was accomplished by a tax-free exchange of 830,305 shares of the Fund (valued at $7,929,412) for the 804,681 shares of Ultra Short outstanding on February 27, 1998. Ultra Short's net assets at that date ($7,929,412), including $49,314 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund and Ultra Short immediately before the merger were $44,233,863 and $7,929,412, respectively, resulting in aggregate net assets of $52,163,275 immediately after the merger.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                             Six
                                            Months
                                            Ended
                                            April
                                             30,
                                             1999                    Year Ended October 31,
                                            (UNAUDITED)  1998      1997       1996       1995       1994
                                            -------------------------------------------------------------
Net Asset Value, Beginning of Period        $9.45      $ 9.57     $ 9.53     $ 9.61     $ 9.43     $ 9.97
                                            -------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                     .27         .57        .60        .57        .58        .54
    Net Gains or Losses on Securities
     (both realized and unrealized)          (.14)       (.12)       .04       (.08)       .18       (.54)
                                            -------------------------------------------------------------
      Total From Investment Operations        .13         .45        .64        .49        .76         --
                                            -------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                 (.27)       (.57)      (.60)      (.57)      (.58)      (.54)
                                            -------------------------------------------------------------
Net Asset Value, End of Period              $9.31      $ 9.45     $ 9.57     $ 9.53     $ 9.61     $ 9.43
                                            -------------------------------------------------------------
Total Return(2)                             +1.39%(3)   +4.79%     +6.88%     +5.29%     +8.36%     -0.01%
                                            -------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                              $60.8      $ 60.4     $ 37.4     $ 21.2     $ 11.9     $  6.7
                                            -------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                            .81%(5)     .80%       .80%       .81%       .77%        --
                                            -------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(6)                                .81%(5)     .80%       .80%       .80%       .77%       .70%
                                            -------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                      5.77%(5)    5.94%      6.25%      6.06%      6.16%      5.72%
                                            -------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Limited Maturity Bond Trust
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                 Six Months
                                                    Ended
                                                  April 30,                    Year Ended October 31,
                                                    1999          1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------
Net Expenses                                          1.20%       1.22%      1.24%      1.91%      2.18%      2.50%
                                                 ------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
               U.S. TREASURY SECURITIES
               (3.4%)
  $   1,000    U.S. Treasury Notes, 5.25%,
               due 1/31/01                         TSY         TSY       $   1,003
     10,112    U.S. Treasury
               Inflation-Indexed Notes,
               3.375%, due 1/15/07                 TSY         TSY           9,746
                                                                       -------------
               TOTAL U.S. TREASURY SECURITIES
               (COST $10,886)                                               10,749
                                                                       -------------
               U.S. GOVERNMENT AGENCY
               SECURITIES (3.7%)
      4,802    Federal Home Loan Bank,
               Discount Notes, 4.90%, due
               5/3/99                              AGY         AGY           4,802
      7,100    Fannie Mae, Notes, 5.25%, due
               1/15/03                             AGY         AGY           7,029
                                                                       -------------
               TOTAL U.S. GOVERNMENT AGENCY
               SECURITIES (COST $11,970)                                    11,831
                                                                       -------------
               MORTGAGE-BACKED SECURITIES
               (23.3%)
      1,489    GE Capital Mortgage Services,
               Inc., REMIC Pass-Through
               Certificates, Ser. 1998-25,
               Class B3, 6.25%, due 12/25/28      BB(2)                      1,083(3)
      1,597    PNC Mortgage Securities Corp.,
               Pass-Through Certificates,
               Ser. 1999-1, Class 1B4, 6.25%,
               due 2/25/29                        BB(4)                      1,142  (3)
        965    Morgan Stanley Capital I Inc.,
               Commercial Mortgage
               Pass-Through Certificates,
               Ser. 1998-HF2, 6.01%, due
               11/15/30                           BB(2)                        661  (3)
FANNIE MAE
         24    REMIC Floating Rate CMO, Ser.
               1992-59F, 5.337%, due 8/25/06      AGY          AGY              24
      4,993    Pass-Through Certificates,
               7.00%, due 9/1/03 & 6/1/11         AGY          AGY           5,126
      5,554    Pass-Through Certificates,
               6.50%, due 4/1/13                  AGY          AGY           5,601
FREDDIE MAC
         83    Gold Balloon Mortgage
               Participation Certificates,
               6.50%, due 9/1/99                  AGY          AGY              83
         44    Mortgage Participation
               Certificates, 10.50%, due
               10/1/00 & 12/1/00                  AGY          AGY              46

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $     192    Mortgage Participation
               Certificates, 8.50%, due
               10/1/01                             AGY         AGY       $     197
        137    ARM Certificates, 6.00%, due
               1/1/17                              AGY         AGY             138
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
         84    Pass-Through Certificates,
               7.50%, due 10/15/09-9/15/10        AGY          AGY              87
        115    Pass-Through Certificates,
               12.00%, due 5/15/12-3/15/15        AGY          AGY             131
     22,850    Pass-Through Certificates,
               6.50%, due 12/15/28                AGY          AGY          22,708
     36,770    Pass-Through Certificates,
               7.00%, due 4/15/11-1/15/29         AGY          AGY          37,345
                                                                       -------------
               TOTAL MORTGAGE-BACKED
               SECURITIES (COST $74,809)                                    74,372
                                                                       -------------
               ASSET-BACKED SECURITIES
               (11.0%)
      1,238    Money Store Auto Grantor
               Trust, Ser. 1997-2, Class A-1,
               6.17%, due 3/20/01                 Aaa          AAA           1,248
        239    Chase Manhattan Grantor Trust,
               Automobile Loan Pass-Through
               Certificates, Ser. 1995-A,
               6.00%, due 9/17/01                 Aaa          AAA             239
      6,500    Ford Credit Auto Loan Master
               Trust, Auto Loan Certificates,
               Ser. 1996-1, 5.50%, due
               2/15/03                            Aaa          AAA           6,476
        174    Honda Auto Receivables Grantor
               Trust, Ser. 1997-A, Class A,
               5.85%, due 2/15/03                 Aaa          AAA             175
      5,600    Chase Credit Card Master
               Trust, Ser. 1997-2, Class A,
               6.30%, due 4/15/03                 Aaa          AAA           5,566
      1,226    Navistar Financial Owner
               Trust, Ser. 1996-B, Class A-3,
               6.33%, due 4/21/03                 Aaa          AAA           1,236
      4,720    Chemical Master Credit Card
               Trust 1, Ser. 1995-2, Class A,
               6.23%, due 6/15/03                 Aaa          AAA           4,774
      5,289    World Omni Automobile Lease
               Securitization Trust, Ser.
               1997-A, Class A-3, 6.85%, due
               6/25/03                            Aaa          AAA           5,379
      1,626    Chevy Chase Auto Receivables
               Trust, Ser. 1996-2, Class A,
               5.90%, due 7/15/03                 Aaa          AAA           1,631

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $   5,000    Standard Credit Card Master
               Trust I, Credit Card
               Participation Certificates,
               Ser. 1994-4, Class A, 8.25%,
               due 11/7/03                         Aaa         AAA       $   5,304
      3,320    American Express Master Trust,
               Accounts Receivable Trust
               Certificates, Ser. 1998-1,
               Class A, 5.90%, due 4/15/04         Aaa         AAA           3,330
                                                                       -------------
               TOTAL ASSET-BACKED SECURITIES
               (COST $35,522)                                               35,358
                                                                       -------------
               BANKS & FINANCIAL INSTITUTIONS
               (18.3%)
      2,500    Associates Corp. of North
               America, Senior Notes, 6.375%,
               due 8/15/99                         Aa3         AA-           2,510
      1,300    Lehman Brothers Holdings Inc.,
               Medium-Term Notes, Ser. E,
               7.08%, due 5/22/00                 Baa1          A            1,312
      1,800    International Lease Finance
               Corp., Notes, 6.625%, due
               6/1/00                              A1          A+            1,820
      3,150    Countrywide Funding Corp.,
               Medium-Term Notes, Ser. A,
               7.31%, due 8/28/00                  A3           A            3,216
      7,090    Associates Pass-Through Asset
               Trust, Ser. 1997-1, 6.45%, due
               9/15/00                             Aa3         AA-           7,175(3)
      5,000    Lehman Brothers Holdings Inc.,
               Medium-Term Notes, Ser. E,
               6.89%, due 10/10/00                Baa1          A            5,045
      3,600    Countrywide Home Loans, Inc.,
               Notes, 5.62%, due 10/16/00          A3           A            3,597
      1,725    Lehman Brothers Holdings Inc.,
               Medium-Term Notes, Ser. E,
               6.65%, due 11/8/00                 Baa1          A            1,735
      2,000    NationsBank Corp., Senior
               Medium-Term Notes, Ser. E,
               5.70%, due 2/9/01                   Aa2         A+            1,993
      6,600    Capital One Bank, Bank Notes,
               5.95%, due 2/15/01                 Baa3        BBB-           6,548
      4,430    Morgan Stanley, Dean Witter, &
               Co., Global Medium-Term Notes,
               Ser. C, 6.09%, due 3/9/01           Aa3         A+            4,450
      6,660    Household Finance Corp.,
               Senior Medium-Term Notes,
               6.06%, due 5/14/01                  A2           A            6,692
      3,550    BankAmerica Corp.,
               Subordinated Notes, 6.85%, due
               3/1/03                              Aa3          A            3,639

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $   4,000    CIT Group, Inc., Notes, 5.50%,
               due 2/15/04                         Aa3         A+        $   3,895
      3,610    Riggs National Corp.,
               Subordinated Notes, 8.50%, due
               2/1/06                            Ba1(5)      BB+(5)          3,754
      1,000    Bank United, Subordinated
               Medium-Term Notes, 8.00%, due
               3/15/09                            Ba2         BBB-           1,001
                                                                       -------------
               TOTAL BANKS & FINANCIAL
               INSTITUTIONS (COST $58,389)                                  58,382
                                                                       -------------
               CORPORATE DEBT SECURITIES
               (35.3%)
      7,000    Lockheed Martin Corp., Notes,
               6.55%, due 5/15/99                 Baa1        BBB+           7,002
      2,710    Arkla, Inc., Notes, 8.875%,
               due 7/15/99                        Baa1         BBB           2,726
      4,680    Time Warner Pass-Through Asset
               Trust, Ser. 1997-2, 4.90%, due
               7/29/99                            Baa3         BBB           4,670  (3)
      1,000    General Motors Acceptance
               Corp., Medium-Term Notes,
               6.15%, due 9/20/99                  A2           A            1,004
      3,655    Commonwealth Edison Co., First
               Mortgage Bonds, Ser. 90,
               6.50%, due 4/15/00                 Baa2         BBB           3,685
      4,800    Norfolk Southern Corp., Notes,
               6.70%, due 5/1/00                  Baa1        BBB+           4,854
      2,000    Ford Motor Credit Co.,
               Medium-Term Notes, 6.84%, due
               8/16/00                             A1           A            2,031
      2,000    American General Finance
               Corp., Senior Notes, 6.125%,
               due 9/15/00                         A2          A+            2,014
      2,510    Chesapeake Corp., Notes,
               10.375%, due 10/1/00               Baa3         BBB           2,659
      1,730    BHP Finance (USA) Ltd.,
               Guaranteed Notes, 5.625%, due
               11/1/00                             A3          A-            1,712
      2,577    Safeway Inc., Notes, 5.75%,
               due 11/15/00                       Baa2         BBB           2,564
      2,300    General Electric Capital
               Corp., Global Medium-Term
               Notes, Ser. A, 5.52%, due
               1/15/01                            Aaa          AAA           2,302
      3,325    AT&T Capital Corp., Notes,
               6.875%, due 1/16/01                Baa3         BBB           3,379
      2,320    Fort James Corp., Notes,
               6.234%, due 3/15/01                Baa2        BBB-           2,300
      2,290    Colonial Realty Limited
               Partnership, Senior Notes,
               7.50%, due 7/15/01                 Baa3        BBB-           2,279
      1,220    USA Waste Services, Inc.,
               Senior Notes, 6.125%, due
               7/15/01                            Baa2        BBB+           1,225

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $   3,300    Texas Utilities Co., Notes,
               5.94%, due 10/15/01                Baa3         BBB       $   3,301
      4,160    Tyco International Ltd.,
               Notes, 6.50%, due 11/1/01           A3          A-            4,211
      2,380    Marlin Water Trust, Senior
               Secured Notes, 7.09%, due
               12/15/01                           Baa2         BBB           2,383(3)
      2,965    ICI Wilmington Inc.,
               Guaranteed Notes, 7.50%, due
               1/15/02                            Baa1         A-            3,058
      2,835    Black & Decker Corp.,
               Medium-Term Notes, Ser. A,
               8.90%, due 1/21/02                 Baa2         BBB           3,030
        900    Ford Motor Credit Co., Global
               Bonds, 6.50%, due 2/28/02           A1           A              915
      2,280    Fort James Corp., Senior
               Notes, 6.50%, due 9/15/02          Baa2        BBB-           2,277
      1,000    Safeway Inc., Medium-Term
               Notes, 8.57%, due 4/1/03           Baa2         BBB           1,075
      3,360    Stewart Enterprises, Inc.,
               Notes, 6.40%, due 5/1/03           Baa3         BBB           3,377
      6,600    WorldCom, Inc., Notes, 6.25%,
               due 8/15/03                        Baa2        BBB+           6,622
         60    Core-Mark International, Inc.,
               Senior Subordinated Notes,
               11.375%, due 9/15/03                B3           B               60
      2,555    Akzo Nobel Inc., Guaranteed
               Notes, 6.00%, due 11/15/03          A2           A            2,529(3)
        705    Loomis Fargo & Co., Senior
               Subordinated Notes, 10.00%,
               due 1/15/04                         B3           B              717
      1,740    PDVSA Finance Ltd., Notes,
               8.75%, due 2/15/04                  A3         BBB+           1,756(3)
        660    EOP Operating Limited
               Partnership, Notes, 6.625%,
               due 2/15/05                        Baa1         BBB             654
        975    WestPoint Stevens Inc., Senior
               Notes, 7.875%, due 6/15/05          Ba3         BB            1,002
      1,750    Protection One, Inc., Senior
               Notes, 7.375%, due 8/15/05          Ba1        BBB-           1,667
      4,200    Heritage Media Corp., Senior
               Subordinated Notes, 8.75%, due
               2/15/06                             B1          BB+           4,510
        855    Mark IV Industries, Inc.,
               Senior Subordinated Notes,
               7.75%, due 4/1/06                 Ba2(6)      BB-(6)            844
        735    Calpine Corp., Senior Notes,
               7.625%, due 4/15/06                Ba2          BB              739

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $     400    Printpack, Inc., Senior
               Subordinated Notes, Ser. B,
               10.625%, due 8/15/06                B3          B+        $     382
      2,825    Time Warner Inc., Notes,
               8.11%, due 8/15/06                 Baa3         BBB           3,099
        680    Newport News Shipbuilding
               Inc., Senior Subordinated
               Notes, 9.25%, due 12/1/06           B1          B+              729
      1,250    GFSI Inc., Senior Subordinated
               Notes, 9.625%, due 3/1/07           B3          B-            1,172
        300    French Fragrances, Inc.,
               Senior Notes, Ser. B, 10.375%,
               due 5/15/07                         B2          B+              305
      1,685    Owens-Illinois, Inc., Senior
               Debentures, 8.10%, due 5/15/07    Ba1(7)      BB+(7)          1,751
        250    Safety Components
               International, Inc., Senior
               Subordinated Notes, 10.125%,
               due 7/15/07                         B3          B-              249
        880    HydroChem Industrial Services,
               Inc., Senior Subordinated
               Notes, Ser. B, 10.375%, due
               8/1/07                             Caa1         B-              779
      2,210    Interpool, Inc., Notes, 7.20%,
               due 8/1/07                         Ba1          BB+           1,934
      1,500    Mirage Resorts, Inc., Notes,
               6.75%, due 8/1/07                  Baa2        BBB+           1,452
        520    NBTY, Inc., Senior
               Subordinated Notes, Ser. B,
               8.625%, due 9/15/07                 B1          B+              494
      1,000    Thiokol Corp., Senior Notes,
               6.625%, due 3/1/08                 Baa3         BBB             967
      1,700    Beckman Coulter, Inc., Senior
               Notes, 7.45%, due 3/4/08          Ba1(7)      BB+(7)          1,653
        160    APCOA, Inc., Senior
               Subordinated Notes, 9.25%, due
               3/15/08                            Caa1         B-              149
        610    IMPAC Group, Inc., Senior
               Subordinated Notes, 10.125%,
               due 3/15/08                         B3          B-              602
        470    Trans-Resources, Inc., Senior
               Notes, Ser. B, 10.75%, due
               3/15/08                             B3          B-              461
        300    Columbus McKinnon Corp.,
               Senior Subordinated Notes,
               8.50%, due 4/1/08                   B2           B              298
        160    Great Central Mines Ltd.,
               Senior Notes, 8.875%, due
               4/1/08                             Ba2          BB              158
      1,000    Global Crossing Holdings Ltd.,
               Senior Notes, 9.625%, due
               5/15/08                             B1           B            1,117

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $     450    Home Products International,
               Inc., Senior Subordinated
               Notes, 9.625%, due 5/15/08          B3           B        $     439
      1,500    CSC Holdings, Inc., Senior
               Notes, 7.25%, due 7/15/08           Ba2         BB+           1,518
      1,085    Tenet Healthcare Corp., Senior
               Subordinated Notes, 8.125%,
               due 12/1/08                         Ba3         BB-           1,052(3)
        520    KinderCare Learning Centers,
               Inc., Senior Subordinated
               Notes, Ser. B, 9.50%, due
               2/15/09                             B3          B-              523
        500    Garden State Newspapers, Inc.,
               Senior Subordinated Notes,
               8.625%, due 7/1/11                  B1          B+              506(3)
                                                                       -------------
               TOTAL CORPORATE DEBT
               SECURITIES (COST $113,714)                                  112,922
                                                                       -------------
               FOREIGN GOVERNMENT
               SECURITIES(8) (3.0%)
  CAD 5,700    Canadian Government, 5.00%,
               due 12/1/00                        Aa2          AA+           3,922
 SEK 41,100    Kingdom of Sweden, 13.00%, due
               6/15/01                            Aa1          AAA           5,845
                                                                       -------------
               TOTAL FOREIGN GOVERNMENT
               SECURITIES (COST $9,763)                                      9,767
                                                                       -------------
               TOTAL INVESTMENTS (98.0%)
               (COST $315,053)                                             313,381  (9)
               Cash, receivables and other
               assets, less liabilities
               (2.0%)                                                        6,337
                                                                       -------------
               TOTAL NET ASSETS (100.0%)                               $   319,718
                                                                       -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 1999, these securities amounted to $22,957,000 or 7.2% of net assets.
4) Not rated by Moody's; the rating shown is from Duff & Phelps Credit Rating
   Co.
5) Rated BBB by Thomson BankWatch, Inc.
6) Rated BBB- by Fitch Investors Services, Inc.
7) Rated BBB- by Duff & Phelps Credit Rating Co.
8) Principal amount is stated in the currency in which the security is denominated.
  CAD -- Canadian Dollar
  SEK -- Swedish Krona
9) At April 30, 1999, the cost of investments for U.S. Federal income tax purposes was $315,053,000. Gross unrealized appreciation of investments was $1,446,000 and gross unrealized depreciation of investments was $3,118,000, resulting in net unrealized depreciation of $1,672,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      April 30,
                                                         1999
(000'S OMITTED)                                      (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $     313,381
      Cash                                                      2
      Interest receivable                                   4,630
      Receivable for securities sold                        1,623
      Receivable for variation margin (Note A)                 58
      Prepaid expenses and other assets                         4
      Receivable for forward foreign currency
        exchange contracts sold (Note C)                      135
                                                    --------------
                                                          319,833
                                                    --------------
LIABILITIES
      Payable to investment manager (Note B)                   67
      Accrued expenses                                         48
                                                    --------------
                                                              115
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     319,718
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     321,210
      Net unrealized depreciation in value of
        investment securities, financial futures
        contracts, translation of assets and
        liabilities in foreign currencies, and
        foreign currency contracts                         (1,492)
                                                    --------------
NET ASSETS                                          $     319,718
                                                    --------------
*Cost of investments                                $     315,053
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                     April 30,
                                                        1999
(000'S OMITTED)                                     (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $    11,152
                                                    ------------
    Expenses:
      Investment management fee (Note B)                    427
      Custodian fees (Note B)                                65
      Auditing fees                                          13
      Trustees' fees and expenses                            11
      Legal fees                                              9
      Accounting fees                                         5
      Insurance expense                                       2
                                                    ------------
        Total expenses                                      532
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (1)
                                                    ------------
        Total net expenses                                  531
                                                    ------------
        Net investment income                            10,621
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                               (1,765)
    Net realized loss on financial futures
      contracts (Note A)                                   (353)
    Net realized gain on foreign currency
      transactions (Note A)                                 407
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts
      (Note A)                                           (3,279)
                                                    ------------
        Net loss on investments                          (4,990)
                                                    ------------
        Net increase in net assets resulting from
          operations                                $     5,631
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1999         October 31,
(000'S OMITTED)                            (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     10,621    $     21,213
    Net realized loss on investments            (1,711)         (4,564)
    Change in net unrealized
      appreciation (depreciation) of
      investments                               (3,279)            180
                                          -----------------------------
    Net increase in net assets resulting
      from operations                            5,631          16,829
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   27,131          71,026
    Additions related to reorganization
      (Note D)                                      --          54,073
    Reductions                                 (69,700)        (78,238)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       (42,569)         46,861
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (36,938)         63,690
NET ASSETS:
    Beginning of period                        356,656         292,966
                                          -----------------------------
    End of period                         $    319,718    $    356,656
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Limited Maturity Bond Portfolio (the "Portfolio") is a separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
8) FINANCIAL FUTURES CONTRACTS: The Portfolio may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the

   Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      At April 30, 1999, open positions in financial futures contracts were as follows:

                                                                  UNREALIZED
EXPIRATION                     OPEN CONTRACTS           POSITION  APPRECIATION
-----------------------------------------------------------------------------
June 1999              75 U.S. Treasury Notes, 5 Year    Short      $46,000
June 1999              40 U.S. Treasury Notes, 10 Year   Short       3,000

   At April 30, 1999, the Portfolio had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

    PRINCIPAL
    AMOUNT                        SECURITY
    ---------------------------------------------------------
    $ 1,600,000 Standard Credit Card Master Trust I, Credit
                Card Participation Certificates,
                Ser. 1994-4, Class A, 8.25%, due 11/7/03

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $732.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $155,539,000 and $143,903,000, respectively.

   During the six months ended April 30, 1999, the Portfolio had entered into various contracts to deliver currencies at specified future dates. At April 30, 1999, open contracts were as follows:

                              IN                                NET
              CONTRACTS    EXCHANGE   SETTLEMENT             UNREALIZED
SALES         TO DELIVER     FOR         DATE     VALUE     APPRECIATION
------------------------------------------------------------------------
Euro          6,034,000   $6,517,000   5/17/99  $6,381,000  $  136,000

NOTE D -- REORGANIZATION:
   On February 27, 1998, the Portfolio acquired all of the net assets of Neuberger Berman Ultra Short Bond Portfolio ("Ultra Short") pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. This was accomplished by Neuberger Berman Ultra Short Bond Fund and Neuberger Berman Ultra Short Bond Trust withdrawing their assets from Ultra Short and reinvesting those assets in the Portfolio. The reorganization was tax-free to investors. Ultra Short's net assets as of February 27, 1998 ($54,072,964), including $338,550 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and Ultra Short immediately before the reorganization were $297,668,015 and $54,072,964, respectively, resulting in aggregate net assets of $351,740,979 immediately after the reorganization.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                            Six Months
                                               Ended
                                             April 30,
                                               1999                         Year Ended October 31,
                                            (UNAUDITED)      1998        1997        1996        1995        1994
                                            -----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                           .31%(2)         .33%        .33%        .33%        .33%         --
                                            -----------------------------------------------------------------------
    Net Expenses                                .31%(2)         .33%        .33%        .33%        .33%        .34%
                                            -----------------------------------------------------------------------
    Net Investment Income                      6.23%(2)        6.38%       6.70%       6.45%       6.55%       5.86%
                                            -----------------------------------------------------------------------
Portfolio Turnover Rate                          45%             44%         89%        169%         88%        102%
                                            -----------------------------------------------------------------------
Net Assets, End of Period (in millions)      $319.7          $356.7      $293.0      $267.3      $319.6      $316.1
                                            -----------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.





NEUBERGER BERMAN [logo]


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264
www.nbfunds.com






[recycled logo] NMATR6880699



                           KIRKPATRICK & LOCKHART LLP

                         1800 MASSACHUSETTS AVENUE, N.W.
                                    2ND FLOOR
                           WASHINGTON, D.C. 20036-1800

                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100
FATIMA SULAIMAN
(202) 778-9223
SULAIMF@KL.COM
                                  June 24, 1999

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Neuberger Berman Income Trust:
            Neuberger Berman Limited Maturity Bond Trust
            1933 Act File No. 33-62872
            1940 Act File No. 811-7724
            -----------------------------------------------

Dear Sir or Madam:

      Transmitted herewith for filing is the Semi-Annual Report to Shareholders of the above-referenced series of Neuberger Berman Income Trust for the period ended April 30, 1999. This filing is being made pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

      If you should have any questions regarding this filing, please contact the undersigned.

                                    Sincerely,

                                    /s/ Fatima Sulaiman

                                    Fatima Sulaiman


Enclosure